Other financial assets (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Other Financial Assets
All figures in £ millions	2018	2017
At beginning of year	77	65
Exchange differences	4	(4)
Acquisition of investments	13	3
Fair value movements	7	13
Disposal of investments	(8)	—

At end of year	93	77